Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
Perkins Mid Cap Value Fund | Class L Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Perkins Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Perkins Mid Cap Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2015, they ranged from approximately $1.0 billion to $28.6 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

		The Fund may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers. When the Fund’s investments in cash, cash equivalents, or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the period from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For the periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class L Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 16.88% Worst Quarter: 4th Quarter 2008 −19.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2015 was −7.45%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/14)	[1]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for the periods following April 21, 2003; for Berger Mid Cap Value Fund – Institutional Shares for the period May 17, 2002 to April 17, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to May 17, 2002. If Class L Shares of the Fund had been available during the periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Perkins Mid Cap Value Fund | Class L Shares | Class L
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class L
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class L Shares
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
2005	rr_AnnualReturn2005	10.53%
2006	rr_AnnualReturn2006	15.42%
2007	rr_AnnualReturn2007	7.56%
2008	rr_AnnualReturn2008	(27.19%)
2009	rr_AnnualReturn2009	30.74%
2010	rr_AnnualReturn2010	15.01%
2011	rr_AnnualReturn2011	(2.33%)
2012	rr_AnnualReturn2012	10.47%
2013	rr_AnnualReturn2013	26.10%
2014	rr_AnnualReturn2014	8.98%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Perkins Mid Cap Value Fund | Class L Shares | Return Before Taxes | Class L
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class L Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	12.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Perkins Mid Cap Value Fund | Class L Shares | Return After Taxes on Distributions | Class L
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class L Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Perkins Mid Cap Value Fund | Class L Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class L
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class L Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998
Perkins Mid Cap Value Fund | Class L Shares | Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	17.43%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 1998

[1]	Fund returns for periods prior to the Fund’s adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.